Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

Via EDGAR and Overnight Delivery

November 25, 2015

Laura Riegel, Senior Counsel

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Registration Statement for Ameritas Life Insurance Corp. ("Depositor" or "Ameritas Life") and Ameritas Variable Separate Account VA-2 (1940 Act No. 811-05192) ("Registrant" or "Separate Account")
Pre-Effective Amendment No. 2 on Form N-4
Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768 on Direction Variable Annuity (1933 Act No. 333-206889)

Dear Ms. Riegel:

We are filing, via EDGAR, this Pre-Effective Amendment No. 2 ("Amendment") on behalf of the Depositor and the Registrant to register a variable annuity policy to be issued through the Depositor and the Registrant. Ameritas Investment Corp., a subsidiary of Ameritas Life, will underwrite the policy.

The Registrant is requesting selective review of this Amendment pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

(i)	The initial Form N-4 filing for Registration Statement No. 333-206889 was submitted via EDGAR and by overnight mail to the Division of Investment Management on September 11, 2015. We received a letter dated November 10, 2015, stating that the Commission staff had given the registration statement full review and setting forth staff comments.

(ii)	Material changes since the initial registration filing are redlined, and incorporate revisions made in response to staff comments.

(iii)	All missing information, including the financial statements and exhibits, is filed in the Amendment.

(iv)	The contract name on the front cover page of the prospectus is and will continue to be the same as that associated with the EDGAR class identifiers.

(v)	The Depositor will be solely responsible for the benefits or features associated with the Policy.

(vi)	With the addition of Appendix D, all material state-required variations to the Policy terms are described in the registration statement.

All revisions since the initial Form N-4 filing are summarized, and are based primarily on the staff's comment letter of November 10, 2015 and revisions to the Policy and riders required by the states. Revisions related to staff comments are as follows (we list the comment first, then the response):

You asked that we confirm supplementally that all material state-required variations to the Policy terms are described in the registration statement.

Page 52. We added an Appendix D to disclose all material state-specific contract provisions.

You asked that on the Cover Page under the heading "The Fixed Account," we clarify that premiums allocated to the Fixed Account are placed in Ameritas Life's general account and are subject to Ameritas Life's claims paying ability and claims by creditors of Ameritas Life.

Page 1. We added such disclosure.

You asked that we confirm that all of the "maximum" fees and charges can be imposed on Owners that purchase a Policy in reliance on the prospectus as currently filed. You further asked that if a charge can be increased on a Policy after the Policy has been purchased, we disclose that fact on pages 14-15. You also asked that we disclose the circumstances under which a fee or charge would be increased.

We confirm that all of the "maximum" fees and charges can be imposed on Owners that purchase a Policy in reliance on the Prospectus as currently filed.

Page 12. We added disclosure stating that the current charge may be increased after the Policy is issued and explained the circumstances under which the charges may increase.

You asked that we include a cross reference to the definition of "Rider Charge Base."

Page 7. We added the cross reference at the location requested.

You asked that we revise disclosure related to transfers to clarify that we are reserving the right to reject allocations or transfers into a Subaccount.

Page 16. We added such disclosure.

You asked that we vary the defined term "GMDB" to clarify which rider it applies to.

Page 29. We added language distinguishing the Return of Premium GMDB from the Step-Up GMDB.

Further, the Return of Premium Death Benefit Rider and the Step-Up Death Benefit Rider cannot be elected together. (This is disclosed on page 28.)

You asked that we revise the definition of "Accumulation Phase."

Page 32. We revised the definition.

You asked that we give the name and principal business address of the Separate Account's independent public accountant and provide a general description of the services that it performs.

SAI Pages 1 & 2. We have inserted the name and principal business address of the independent auditors in the Services section of the SAI, which describes the audit services and report provided to the Depositor and Registrant.

In addition, we have made the following revisions to the filing (revisions 3-8 are due to state law requirements):

1.     Pages 2, 8, 9 and 42. We updated the list of funds to reflect a change to one variable investment option.

2.     Pages 5 and 21. We changed the minimum additional premium amount to be $100.

3.     Page 23. We revised disclosure related to which state must approve delayed payments.

4.     Page 23. We revised disclosure to include that Policy owners may designate a different date of effectiveness for Written Notices to change beneficiaries.

5.     Page 24. We changed the minimum amount for cancelling policies to $1,000.

6.     Page 26. We revised the Waiver of Surrender Charge section disclosure to align with State requirements.

7.     Page 34. We added disclosure indicating that withdrawals may be subject to surrender charges.

8.     Page 38. We added disclosure indicating that the Waypoint Income Rider will terminate when the Policy terminates.

9.     Pages 45-48. We revised the tax disclosure to include 2016 information.

10. SAI page 1. We added disclosure related to a transaction affecting the Depositor.

11.  Minor corrections to text were made on prospectus pages 42 and 47 and SAI page 2.

We acknowledge: that the Separate Account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Separate Account may not assert staff comments as a defense in any proceeding initiative by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-325-4080. Thank you for your assistance.

Sincerely,

/s/ Tyler Schubauer

Tyler Schubauer

Assistant Counsel